NET INVESTMENT INCOME AND INVESTMENT RELATED GAINS (LOSSES) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Net Investment Income [Line Items]
Total net investment income	$ 1,118	$ 444	$ 1,692	$ 840
Total investment related gains (losses)	(114)	222	(70)	92
Available-for-sale fixed maturity securities
Net Investment Income [Line Items]
Total net investment income	552	216	865	420
Total investment related gains (losses)	(30)	(40)	(18)	(68)
Equity securities
Net Investment Income [Line Items]
Total net investment income	21	0	32	0
Total investment related gains (losses)	28	245	48	156
Mortgage loans
Net Investment Income [Line Items]
Total net investment income	172	76	255	149
Total investment related gains (losses)	(3)	(1)	(11)	(12)
Private loans
Net Investment Income [Line Items]
Total net investment income	33	22	64	35
Total investment related gains (losses)	1	(3)	5	(3)
Investment real estate
Net Investment Income [Line Items]
Total net investment income	38	12	43	27
Total investment related gains (losses)	0	0	(17)	0
Real estate partnerships
Net Investment Income [Line Items]
Total net investment income	(6)	3	(12)	7
Total investment related gains (losses)	0	0	0	0
Investment funds
Net Investment Income [Line Items]
Total net investment income	144	45	187	64
Total investment related gains (losses)	13	0	13	0
Policy loans
Net Investment Income [Line Items]
Total net investment income	6	0	12	0
Short-term investments
Net Investment Income [Line Items]
Total net investment income	61	70	112	138
Other invested assets
Net Investment Income [Line Items]
Total net investment income	97	0	134	0
Short-term investments and other invested assets
Net Investment Income [Line Items]
Total investment related gains (losses)	$ (123)	$ 21	$ (90)	$ 19